Related Party Transactions (Details) - Schedule of due from related parties - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Name
Total due from related parties		$ 236,982
Greatest Group [Member]
Name
Total due from related parties		235,438
Foshan Shangyu [Member]
Name
Total due from related parties		$ 1,544